SUBSEQUENT EVENTS (Details) - Disposals of assets	Feb. 14, 2019 USD ($)	Jan. 15, 2019 USD ($) oz
Disclosure of non-adjusting events after reporting period [line items]
Prepayment amount		$ 170,000,000
Gold ounces deliverable in 2022 | oz		150,000
Floor price (in dollars per ounce)		$ 1,300
Cap price (in dollars per ounce)		$ 1,500
Annual interest rate		5.38%
Sadiola Exploration Limited
Disclosure of non-adjusting events after reporting period [line items]
Percent of participation in mine operations	80.00%
Sale of participation in mines, consideration amount	$ 1